Derivative instruments liabilities - Warrants (Details)	Dec. 31, 2015 shares
Derivative instruments liabilities - Warrants
Warrants issued during the period	0
Warrants are tainted due to the convertible note issued in December, 2015 and were reclassified from equity to derivative liabilities.	4,861,344